Consolidated Statement of Changes in Stockholders' Deficit (USD $)	Total	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]
Balance at Feb. 07, 1994	$ 6,000	$ 120	$ 5,880
Balance, shares at Feb. 07, 1994		1,200,000
Net loss	(44,246,660)			(44,246,660)
Sale of stock, net of offering expenses	16,569,910	169	16,569,741
Sale of stock, net of offering expenses, shares		1,690,217
Common shares issued for warrant exercise	1,170,150	60	1,170,090
Common shares issued for warrant exercise, share		598,125
Warrants issued for loan modification	2,204,783		2,204,783
Common shares and warrants issued for debt	3,854,453	20	3,854,433
Common shares and warrants issued for debt, shares		200,000
Issuance of common shares and warrants for services	15,404,022	2	15,404,020
Issuance of common shares and warrants for services, shares		20,000
Issuance of common shares for license agreements	1,400,000	14	1,399,986
Issuance of common shares for license agreements, shares		140,000
Balance at Dec. 31, 2008	(3,637,342)	385	40,608,933	(44,246,660)
Balance, shares at Dec. 31, 2008		3,848,342
Net loss	(19,625,916)			(19,625,916)
Common shares issued for warrant exercise	25,000	1	24,999
Common shares issued for warrant exercise, share		10,000
Warrants issued with debt	2,912,792		2,912,792
Warrants issued for loan modification	11,901,557		11,901,557
Common shares and warrants issued for debt	60,000		60,000
Common shares and warrants issued for debt, shares		4,000
Common shares and warrants issued as compensation	1,353,740		1,353,740
Common shares and warrants issued as compensation, shares		200
Balance at Dec. 31, 2009	(7,010,169)	386	56,862,021	(63,872,576)
Balance, shares at Dec. 31, 2009		3,862,542
Net loss	(38,494,396)			(38,494,396)
Sale of common shares and warrants	100,000	1	99,999
Sale of common shares and warrants, Shares		10,000
Common shares repurchased	(60,000)		(60,000)
Common shares repurchased, shares		(4,000)
Warrants issued for services	6,538,628		6,538,628
Warrants issued for services, shares
Warrants issued with debt	3,167,513		3,167,513
Warrants issued for loan modification	24,243,303		24,243,303
Common shares and warrants issued for debt	4,685,563	46	4,685,517
Common shares and warrants issued for debt, shares		455,250
Beneficial conversion feature on converted debt	169,486		169,486
Balance at Dec. 31, 2010	(6,660,072)	432	95,706,468	(102,366,972)
Balance, shares at Dec. 31, 2010		4,323,792
Net loss	(9,795,116)			(9,795,116)
Sale of common shares and warrants	2,438,602	27	2,438,575
Sale of common shares and warrants, Shares		270,000
Warrants issued for services	1,111,571		1,111,571
Common shares issued for warrant exercise	1,500	3	1,497
Common shares issued for warrant exercise, share		30,000
Common stock issued for cash	1,370,000	27	1,369,973
Common shares issued for cash, shares		272,000
Warrants issued with debt	337,693		337,693
Warrants issued for loan modification	2,110,865		2,110,865
Common shares issued for Kenyon settlement	114,249		114,249
Common shares and warrants issued for debt	800,000	8	799,992
Common shares and warrants issued for debt, shares		80,000
Common shares issued for warrant exchange with related parties		44	(44)
Common shares issued for warrant exchange with related parties, shares		435,030
Balance at Dec. 31, 2011	(8,170,708)	541	103,990,839	(112,162,088)
Balance, shares at Dec. 31, 2011		5,410,822
Common shares and warrants issued for debt conversions	289,975	3	289,972
Common shares and warrants issued for debt conversions, share		31,500
Net loss	(20,862,200)			(20,862,200)
Sale of common shares and warrants	428,500	4	428,496
Sale of common shares and warrants, Shares		43,250
Warrants issued for services	9,402,381	300	9,402,081
Warrants issued for services, shares		2,988,500
Common shares issued for warrant exercise	1,515,529	128	1,515,401
Common shares issued for warrant exercise, share		1,282,940
Common shares issued for warrant exchange		46	(46)
Common shares issued for warrant exchange, shares		463,397
Common shares issued for loan extensions	2,235,561	36	2,235,525
Common shares issued for loan extensions, Share		363,500
Common shares issued with party debt	515,766	20	515,746
Common shares issued with party debt, shares		198,000
Common shares issued with related debt	2,206,278	80	2,206,198
Common shares issued with related debt, shares		800,000
Common shares issued for debt conversion	4,000,000	440	3,999,560
Common stock issued for cash	100,000	11	99,989
Common shares issued for cash, shares		110,000
Common shares issued for debt conversion, shares		4,400,000
Warrants issued for loan extensions	155,006		155,006
Warrants issued with nonconvertible debt	310,732		310,732
Warrants for issued for warrant exchange	57,173		57,173
Warrants issued for services	465,533		465,533
Options issued for services	82,312		82,312
Balance at Dec. 31, 2012	(7,268,162)	1,609	125,754,517	(133,024,288)
Balance, shares at Dec. 31, 2012		16,091,909
Common shares and warrants issued for debt conversions, share	115,500
Common shares issued for services	25,971,940	286	25,971,654
Common shares issued for services, share	15,000	2,858,811
Net loss	(39,238,740)			(39,238,740)
Sale of common shares and warrants	532,500	43	532,457
Sale of common shares and warrants, Shares		426,000
Common shares issued for warrant exercise	176,819	6	176,813
Common shares issued for warrant exercise, share		60,070
Common shares issued for loan extensions	1,758,900	29	1,758,871
Common shares issued for loan extensions, Share		286,000
Common shares issued for debt conversion	282,900	5	282,895
Common stock issued for cash	1,050,000	116	1,049,884
Common shares issued for cash, shares		1,155,000
Common shares issued for debt conversion, shares		46,000
Common shares issued to debt holders for additional interest	1,067,345	17	1,067,328
Common shares issued to debt holders for additional interest, share		173,552
Common shares issued for default penalty interest	2,214,000	36	2,213,964
Common shares issued for default penalty interest, share		360,000
Common shares issued to warrant holders for additional interest	733,695	12	733,683
Common shares issued to warrant holders for additional interest, share		119,300
Common shares issued for consulting services	92,250		92,250
Common shares issued for consulting services, share		15,000
Common shares issued for forgiveness of debt	162,915	12	162,903
Common shares issued for forgiveness of debt, share		115,500
Reverse merger adjustment	5,149	966	4,183
Reverse merger adjustment, share		9,658,936
Common shares issued for automatic conversion of debt due to merger	11,433,200	1,143	11,432,057
Common shares issued for automatic conversion of debt due to merger, share		11,433,200
Return of equity investment	(222,500)		(222,500)
Balance at Dec. 31, 2013	$ (1,247,789)	$ 4,280	$ 171,010,959	$ (172,263,028)
Balance, shares at Dec. 31, 2013		42,799,278